Income Tax (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Income tax expense
	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Current income tax expense	375	5,357
Deferred income tax benefit	2,892	(5,542)
Total	3,267	(185)

Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss)
	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Loss before income taxes	(166,386)	(2,156)
Computed expected tax benefit	(36,744)	(6,736)
Increase/(decrease) in income taxes resulting from:
Non-deductible expenses	8,215	1,532
Additional deduction for research and development expenses	(1,198)	(601)
Preferential tax rate	2,060	(2,678)
Change in valuation allowance	30,934	8,298
Total	3,267	(185)

Schedule of non-current income tax payable
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Beginning balance	33,718	34,137
Addition/(decrease)	419	(4,252)
Ending balance	34,137	29,885